Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101    108638   1502607  SH          Sole
American Express     Common    025816109    126833   2382731  SH          Sole
Amgen Inc.           Common    031162100    132021   2183601  SH          Sole
Anheuser-Busch       Common    035229103     57619   1259423  SH          Sole
Bed Bath & Beyond    Common    075896100     74374   1780126  SH	  Sole
Bershire Hathaway A  Common    084670108      7181 	  86  SH          Sole
Bershire Hathaway B  Common    084670207     60605     21773  SH          Sole
Cisco Sys Inc        Common    17275R102     68598   3595273  SH          Sole
Coca-Cola CO         Common    191216100     59523   1425694  SH          Sole
Dell Computer Corp.  Common    24702R101    129800   3289395  SH          Sole
Harley-Davidson Inc. Common    412822108     67704   1365000  SH	  Sole
Johnson & Johnson    Common    478160104    146351   2251559  SH          Sole
McGraw Hill          Common    580645109    175183   3958935  SH          Sole
Medtronic Inc.       Common    585055106    178545   3447475  SH          Sole
Microsoft Corp.      Common    594918104    135236   5444300  SH          Sole
Pepsico Inc          Common    713448108    145831   2704088  SH          Sole
Pfizer Inc           Common    717081103     73141   2651960  SH          Sole
The Hershey Company  Common    427866108    137291   2210808  SH          Sole
UPS CL B             Common    911312106    111063   1605889  SH          Sole